Financial risk management - Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		₩ 813,425,881	₩ 767,398,214
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	413,369,169	387,826,781
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	186,358,002	170,314,316
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	15,251,465	24,778,332
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	172,527,573	152,895,324
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,717,606	2,079,913
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,683,344	1,986,804
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		58,310,838	55,275,031
Securities at fair value through other comprehensive income
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		63,806,919	57,409,433
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2]	49,930,076	47,282,623
Derivative Asset
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		3,799,189	5,633,915
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2],[3]	23,238,932	20,341,191
Guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[4]	5,399,286	4,481,506
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		193,853,866	187,067,821
Banks | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	14,166,508	17,016,263
Banks | Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	34,262	93,109
Card receivable | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	₩ 25,065,621	₩ 22,822,546

[1]	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
[2]	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
[3]	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
[4]	These amounts represents financial guarantees, and the non-financial guarantees amount to W10,799,393 million and W11,346,421 million as of December 31, 2020 and 2021, respectively.